Vanguard® Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (3.7%)
*	Lumen Technologies Inc.	6,350,139	44,134
	Match Group Inc.	1,333,249	40,944
*	Madison Square Garden Sports Corp.	110,192	35,416
*	Versant Media Group Inc.	905,115	33,507
	Telephone & Data Systems Inc.	654,674	27,562
	Iridium Communications Inc.	716,657	19,880
	Cinemark Holdings Inc.	682,213	19,457
*	Cargurus Inc. Class A	565,241	19,246
*	IAC Inc.	444,929	17,811
*	Sphere Entertainment Co.	142,510	16,731
	Uniti Group Inc.	1,203,217	11,286
*	Yelp Inc. Class A	436,545	10,800
	John Wiley & Sons Inc. Class A	277,872	10,587
*	TripAdvisor Inc.	758,932	8,090
*	DoubleVerify Holdings Inc.	848,122	8,057
*	Ziff Davis Inc.	189,913	7,969
*	ZoomInfo Technologies Inc. Class A	1,229,620	7,353
	Cogent Communications Holdings Inc.	320,723	6,042
	Scholastic Corp.	145,808	5,695
*	QuinStreet Inc.	374,032	4,492
	Shutterstock Inc.	167,887	2,789
	Shenandoah Telecommunications Co.	159,603	2,461
*	Cable One Inc.	14,010	1,278
*	Gogo Inc.	64,172	258
			361,845
Consumer Discretionary (13.5%)
	LKQ Corp.	1,606,680	47,188
	Installed Building Products Inc.	152,850	40,528
*	CarMax Inc.	957,809	39,826
*	Brinker International Inc.	275,432	39,323
*	Caesars Entertainment Inc.	1,353,271	35,767
*	Etsy Inc.	687,199	34,346
*	Mohawk Industries Inc.	302,280	29,762
*	Boot Barn Holdings Inc.	192,393	28,159
*	Champion Homes Inc.	364,777	27,128
	Meritage Homes Corp.	422,476	26,126
*	Laureate Education Inc.	737,163	25,683
*	Frontdoor Inc.	485,789	25,679
*	Asbury Automotive Group Inc.	131,203	25,638
	Patrick Industries Inc.	230,181	25,566
*	Covista Inc.	218,254	25,154
*	Stride Inc.	283,496	24,996
*	Tri Pointe Homes Inc.	534,294	24,968
	Academy Sports & Outdoors Inc.	441,071	24,898
	Group 1 Automotive Inc.	74,613	24,669
*	Victoria's Secret & Co.	516,616	23,950
	Dana Inc.	710,236	23,899
*	Cavco Industries Inc.	49,084	23,771
*	Shake Shack Inc. Class A	266,313	23,561
	Kontoor Brands Inc.	329,797	23,181
*	M/I Homes Inc.	183,326	22,448
	Signet Jewelers Ltd.	257,309	21,779
*	Urban Outfitters Inc.	340,309	21,559
*	Life Time Group Holdings Inc.	777,948	20,958
	LCI Industries	163,944	20,162
*	Dorman Products Inc.	179,597	18,743
	ADT Inc.	2,604,001	17,108
	Cheesecake Factory Inc.	311,672	17,064
	Advance Auto Parts Inc.	316,014	16,670
	American Eagle Outfitters Inc.	997,044	16,651
	Acushnet Holdings Corp.	176,034	16,456
	Phinia Inc.	239,790	16,411

		Shares	Market Value ($000)
	Steven Madden Ltd.	474,680	16,101
	Perdoceo Education Corp.	418,436	15,570
*	Penn Entertainment Inc.	997,614	14,994
	Red Rock Resorts Inc. Class A	262,977	14,032
*	Callaway Golf Co.	955,909	13,268
	Strategic Education Inc.	159,307	13,216
*	Green Brick Partners Inc.	194,980	12,566
*	National Vision Holdings Inc.	483,261	12,516
	Marriott Vacations Worldwide Corp.	187,017	12,179
	OneSpaWorld Holdings Ltd.	498,775	11,447
*	Adient plc	565,784	11,434
*	Under Armour Inc. Class A	1,854,266	10,959
	Carter's Inc.	278,407	9,956
*	LGI Homes Inc.	240,152	9,493
	Kohl's Corp.	723,319	9,331
	Century Communities Inc.	159,839	9,172
	Wendy's Co.	1,283,312	8,919
*	Six Flags Entertainment Corp.	493,998	8,768
	La-Z-Boy Inc.	272,482	8,758
*	Sally Beauty Holdings Inc.	621,945	8,614
	Wolverine World Wide Inc.	522,871	8,533
	Leggett & Platt Inc.	857,424	8,471
*	Sonos Inc.	618,588	8,289
	Buckle Inc.	158,482	7,981
	Monarch Casino & Resort Inc.	82,302	7,868
	Upbound Group Inc.	424,047	7,654
	G-III Apparel Group Ltd.	256,555	7,107
	Sonic Automotive Inc. Class A	98,153	6,730
*	XPEL Inc.	148,055	6,553
	Oxford Industries Inc.	153,903	5,927
	Winnebago Industries Inc.	190,286	5,897
	Cracker Barrel Old Country Store Inc.	208,620	5,864
	Matthews International Corp. Class A	205,256	5,300
*	BJ's Restaurants Inc.	150,823	5,294
*	Pursuit Attractions & Hospitality Inc.	139,259	5,101
*	Fox Factory Holding Corp.	306,381	5,043
*	Dauch Corp.	847,779	5,027
*	Gentherm Inc.	178,650	4,963
	Newell Brands Inc.	1,417,433	4,862
	Papa John's International Inc.	136,586	4,427
	Winmark Corp.	10,231	4,374
	Standard Motor Products Inc.	125,204	4,350
*	MarineMax Inc.	135,061	3,655
	Golden Entertainment Inc.	133,385	3,560
	Ethan Allen Interiors Inc.	140,595	3,130
	Monro Inc.	194,499	3,120
*	Sabre Corp.	2,039,907	2,958
*	Mister Car Wash Inc.	210,906	1,470
*	United Parks & Resorts Inc.	23,759	776
*	Under Armour Inc. Class C	54,491	316
			1,305,668
Consumer Staples (2.7%)
	Lamb Weston Holdings Inc.	757,068	31,994
	PriceSmart Inc.	161,063	24,240
	Cal-Maine Foods Inc.	300,748	23,804
*	Freshpet Inc.	315,167	18,582
*	United Natural Foods Inc.	401,172	18,077
	WD-40 Co.	85,295	17,395
	Andersons Inc.	216,199	15,519
*	Chefs' Warehouse Inc.	238,062	14,153
*	Central Garden & Pet Co. Class A	368,480	11,946
	Interparfums Inc.	123,871	11,252
	J & J Snack Foods Corp.	117,408	9,307
*	Vita Coco Co. Inc.	188,730	9,042
	Fresh Del Monte Produce Inc.	215,228	8,665
	Universal Corp.	161,699	8,522
*	National Beverage Corp.	154,567	5,201
	Tootsie Roll Industries Inc.	119,620	5,110
*	Simply Good Foods Co.	352,212	5,054

		Shares	Market Value ($000)
	John B Sanfilippo & Son Inc.	62,769	4,980
	Reynolds Consumer Products Inc.	189,375	4,011
	Energizer Holdings Inc.	215,263	3,535
*	Vital Farms Inc.	245,829	3,471
*	Grocery Outlet Holding Corp.	280,281	1,976
*	Central Garden & Pet Co.	46,960	1,727
	Edgewell Personal Care Co.	59,563	1,271
			258,834
Energy (6.4%)
	Archrock Inc.	1,160,381	40,381
	Noble Corp. plc	819,044	40,190
	Magnolia Oil & Gas Corp. Class A	1,236,456	39,035
	SM Energy Co.	1,250,799	39,000
	Core Natural Resources Inc.	328,885	34,444
	California Resources Corp.	463,747	32,101
	Kodiak Gas Services Inc.	528,902	30,846
	Liberty Energy Inc. Class A	1,035,073	29,810
	Patterson-UTI Energy Inc.	2,586,310	28,010
	Peabody Energy Corp.	779,466	25,683
*	Oceaneering International Inc.	702,934	24,933
	Helmerich & Payne Inc.	663,466	23,905
	Crescent Energy Co. Class A	1,638,985	22,126
*	Par Pacific Holdings Inc.	346,626	21,713
	Cactus Inc. Class A	441,292	20,904
	Northern Oil & Gas Inc.	702,273	20,527
	International Seaways Inc.	262,202	19,109
*	Tidewater Inc.	226,877	18,956
	Kinetik Holdings Inc. Class A	273,123	13,222
*	Comstock Resources Inc.	590,975	12,458
*	Talos Energy Inc.	770,662	12,146
*	Helix Energy Solutions Group Inc.	943,032	9,327
*	REX American Resources Corp.	198,312	9,037
	Dorian LPG Ltd.	244,190	8,351
*	CVR Energy Inc.	242,548	8,162
	World Kinect Corp.	348,529	8,040
	Bristow Group Inc. Class A	160,749	7,537
	Atlas Energy Solutions Inc.	465,947	6,113
*	Innovex International Inc.	231,138	5,637
	Core Laboratories Inc.	271,152	4,553
	RPC Inc.	582,427	4,124
			620,380
Financials (18.1%)
	Jackson Financial Inc. Class A	412,293	43,588
	Lincoln National Corp.	1,123,728	39,892
	MarketAxess Holdings Inc.	236,057	38,945
*	StoneX Group Inc.	432,189	34,856
	Piper Sandler Cos.	438,364	33,557
	Atlantic Union Bankshares Corp.	890,813	31,838
	Ameris Bancorp	406,130	31,674
*	Axos Financial Inc.	369,440	31,436
	Radian Group Inc.	949,916	31,423
	Rithm Capital Corp.	3,209,920	30,430
	HA Sustainable Infrastructure Capital Inc.	796,113	29,257
	Assured Guaranty Ltd.	329,115	26,816
	Moelis & Co. Class A	464,092	26,453
	WSFS Financial Corp.	372,600	24,390
	Fulton Financial Corp.	1,196,367	24,334
	Cathay General Bancorp	487,382	24,301
	Virtu Financial Inc. Class A	542,562	23,862
	BGC Group Inc. Class A	2,431,199	23,777
	United Community Banks Inc.	753,035	23,713
*	Genworth Financial Inc. Class A	2,859,784	23,221
	ServisFirst Bancshares Inc.	317,835	23,148
*	NCR Atleos Corp.	495,752	21,605
	Independent Bank Corp.	286,871	21,576
	Blackstone Mortgage Trust Inc. Class A	1,114,667	21,346
	Renasant Corp.	590,229	21,325
	First Hawaiian Inc.	862,891	21,262
*	Enova International Inc.	156,316	21,232

		Shares	Market Value ($000)
	BankUnited Inc.	468,882	21,175
	StepStone Group Inc. Class A	443,206	21,150
	PJT Partners Inc. Class A	150,465	21,023
	First Bancorp	983,975	21,018
	Bread Financial Holdings Inc.	278,906	20,887
*	Palomar Holdings Inc.	171,305	20,471
	Western Union Co.	2,249,433	19,638
	First Interstate BancSystem Inc. Class A	587,612	19,626
	Community Financial System Inc.	328,057	19,241
	Bank of Hawaii Corp.	244,440	18,150
*	NMI Holdings Inc. Class A	480,866	18,037
	Trustmark Corp.	410,870	17,314
	WaFd Inc.	538,891	16,921
	Victory Capital Holdings Inc. Class A	258,374	16,918
	Provident Financial Services Inc.	796,036	16,844
	Park National Corp.	99,956	16,338
	First Bancorp (XNGS)	287,867	16,221
	Seacoast Banking Corp. of Florida	524,962	15,901
	First Financial Bancorp	566,421	15,792
	Mercury General Corp.	179,041	15,782
	Artisan Partners Asset Management Inc. Class A	427,839	15,569
	CVB Financial Corp.	802,485	15,560
	Banc of California Inc.	872,895	15,345
	Beacon Financial Corp.	498,512	14,955
*	Customers Bancorp Inc.	213,887	14,846
*	Bancorp Inc.	267,873	14,393
	NBT Bancorp Inc.	332,798	14,171
	Banner Corp.	231,628	14,055
	BancFirst Corp.	129,051	14,002
	FB Financial Corp.	256,788	13,338
*	SiriusPoint Ltd.	614,359	13,233
	ARMOUR Residential REIT Inc.	786,866	13,125
	City Holding Co.	107,567	12,856
	Simmons First National Corp. Class A	659,637	12,830
	First Commonwealth Financial Corp.	717,767	12,618
	EVERTEC Inc.	442,134	12,477
	Pathward Financial Inc.	137,648	12,282
	Stewart Information Services Corp.	194,263	11,963
*	Encore Capital Group Inc.	162,945	11,426
	Stellar Bancorp Inc.	307,763	11,267
	Horace Mann Educators Corp.	262,452	11,201
	OFG Bancorp	273,571	11,069
	S&T Bancorp Inc.	257,608	10,776
	WisdomTree Inc.	726,654	10,580
	Cohen & Steers Inc.	169,012	10,572
	Walker & Dunlop Inc.	236,824	10,510
	Acadian Asset Management Inc.	192,766	10,490
	National Bank Holdings Corp. Class A	262,693	10,287
	Northwest Bancshares Inc.	776,352	9,852
*	Triumph Financial Inc.	163,065	9,728
	Hilltop Holdings Inc.	269,508	9,654
	Apollo Commercial Real Estate Finance Inc.	900,658	9,511
*	EZCORP Inc. Class A	357,957	9,085
	HCI Group Inc.	58,423	9,033
	Two Harbors Investment Corp.	780,943	8,918
	Westamerica Bancorp	162,776	8,489
	Kemper Corp.	275,321	8,414
*	Donnelley Financial Solutions Inc.	174,770	8,239
	Dime Community Bancshares Inc.	242,164	8,190
	Preferred Bank	86,057	7,804
	Employers Holdings Inc.	184,697	7,598
	PROG Holdings Inc.	262,745	7,538
	Hope Bancorp Inc.	656,643	7,335
*	Goosehead Insurance Inc. Class A	171,738	7,326
	PennyMac Mortgage Investment Trust	618,231	7,209
	Redwood Trust Inc.	1,274,197	7,148
	Safety Insurance Group Inc.	93,968	6,826
	Enact Holdings Inc.	164,569	6,716
	Arbor Realty Trust Inc.	866,564	6,681
*	Sezzle Inc.	104,350	6,604

		Shares	Market Value ($000)
	Ellington Financial Inc.	537,769	6,373
	Lakeland Financial Corp.	109,327	6,273
	Virtus Investment Partners Inc.	42,350	5,690
	Tompkins Financial Corp.	71,584	5,644
*	Payoneer Global Inc.	1,147,560	5,543
	Central Pacific Financial Corp.	171,586	5,484
	Southside Bancshares Inc.	175,617	5,460
	Merchants Bancorp	117,459	5,040
*	ProAssurance Corp.	203,451	5,029
	United Fire Group Inc.	130,650	4,842
	Adamas Trust Inc.	634,660	4,671
	TrustCo Bank Corp.	105,520	4,620
	Hanmi Financial Corp.	163,938	4,321
	Heritage Financial Corp.	149,298	3,882
	Eagle Bancorp Inc.	148,404	3,691
*	Trupanion Inc.	138,568	3,549
*	PRA Group Inc.	193,547	3,387
*	World Acceptance Corp.	23,471	3,170
	Capitol Federal Financial Inc.	353,634	2,521
	Franklin BSP Realty Trust Inc.	197,254	1,675
	AMERISAFE Inc.	33,573	1,119
	Navient Corp.	37,752	309
			1,743,691
Health Care (11.1%)
*	Krystal Biotech Inc.	164,144	42,402
*	Protagonist Therapeutics Inc.	400,021	42,162
*	Molina Healthcare Inc.	307,782	41,027
*	Glaukos Corp.	373,062	40,164
*	Alkermes plc	1,075,769	38,039
	Teleflex Inc.	292,869	35,030
*	PTC Therapeutics Inc.	511,087	34,820
*	BrightSpring Health Services Inc.	745,708	31,775
*	TG Therapeutics Inc.	879,130	29,205
*	Merit Medical Systems Inc.	397,984	27,433
*	Ligand Pharmaceuticals Inc.	125,112	24,979
*	Corcept Therapeutics Inc.	615,785	24,822
*	RadNet Inc.	441,035	24,649
*	Indivior Pharmaceuticals Inc.	751,723	22,913
*	Apellis Pharmaceuticals Inc.	566,113	22,775
*	TransMedics Group Inc.	215,800	21,453
*	ICU Medical Inc.	161,143	20,812
*	Integer Holdings Corp.	235,014	20,681
*	Supernus Pharmaceuticals Inc.	375,471	19,408
*	Catalyst Pharmaceuticals Inc.	746,249	18,477
*	ACADIA Pharmaceuticals Inc.	812,021	18,076
*	Prestige Consumer Healthcare Inc.	299,256	17,737
*	Waystar Holding Corp.	726,105	17,506
*	Acadia Healthcare Co. Inc.	715,290	16,731
*	Veracyte Inc.	508,317	16,373
	Concentra Group Holdings Parent Inc.	726,934	15,593
	LeMaitre Vascular Inc.	139,597	15,240
*	Sarepta Therapeutics Inc.	699,514	15,221
*	Privia Health Group Inc.	699,681	14,392
*	Neogen Corp.	1,520,568	14,126
*	ADMA Biologics Inc.	1,565,647	14,106
	National HealthCare Corp.	78,191	12,487
	Select Medical Holdings Corp.	739,065	12,039
*	Pediatrix Medical Group Inc.	542,433	11,603
	Perrigo Co. plc	1,042,191	11,193
*	Addus HomeCare Corp.	118,535	11,101
*	Arcus Biosciences Inc.	483,501	10,444
*	CorVel Corp.	184,886	10,104
*	Vericel Corp.	312,865	10,065
*	UFP Technologies Inc.	50,228	9,724
*	Innoviva Inc.	403,080	9,392
*	Artivion Inc.	256,182	9,381
*	Amneal Pharmaceuticals Inc.	722,603	8,982
*	ANI Pharmaceuticals Inc.	113,708	8,744
*	Tandem Diabetes Care Inc.	454,971	8,722

		Shares	Market Value ($000)
*	Omnicell Inc.	259,982	8,678
*	Progyny Inc.	505,624	8,586
	CONMED Corp.	229,664	8,121
*	Enovis Corp.	341,703	7,774
	US Physical Therapy Inc.	101,104	7,579
*	Astrana Health Inc.	303,692	7,447
*	Collegium Pharmaceutical Inc.	224,654	7,429
	Phibro Animal Health Corp. Class A	132,439	7,325
*	QuidelOrtho Corp.	436,998	7,180
*	AdaptHealth Corp. Class A	596,140	7,094
*	Harmony Biosciences Holdings Inc.	250,884	7,027
*	NeoGenomics Inc.	912,240	6,769
*	Azenta Inc.	311,095	6,573
*	Vir Biotechnology Inc.	677,373	6,069
*	STAAR Surgical Co.	312,373	5,841
*	Pacira BioSciences Inc.	253,547	5,730
*	BioLife Solutions Inc.	298,958	5,704
	Organon & Co.	913,473	5,472
*	AMN Healthcare Services Inc.	293,098	5,375
*	Amphastar Pharmaceuticals Inc.	269,433	5,278
*	Xencor Inc.	391,755	4,725
*	Fortrea Holdings Inc.	437,335	4,120
*	Inspire Medical Systems Inc.	68,801	3,549
*	Cytek Biosciences Inc.	770,470	3,367
	HealthStream Inc.	158,901	3,291
*	Avanos Medical Inc.	230,982	3,236
*	Certara Inc.	478,098	2,725
*	Schrodinger Inc.	196,829	2,236
	Embecta Corp.	118,676	1,049
*	Integra LifeSciences Holdings Corp.	91,874	865
			1,068,322
Industrials (17.7%)
	ESCO Technologies Inc.	163,778	46,082
	Armstrong World Industries Inc.	277,977	45,811
	Air Lease Corp. Class A	681,765	44,274
	Primoris Services Corp.	308,734	44,161
	Argan Inc.	80,714	43,961
	Federal Signal Corp.	406,322	43,940
	JBT Marel Corp.	319,596	40,867
	Zurn Elkay Water Solutions Corp.	900,775	40,391
*	Everus Construction Group Inc.	332,471	39,252
	Enpro Inc.	142,255	35,656
	Matson Inc.	215,299	35,296
	Paycom Software Inc.	288,128	35,019
	Arcosa Inc.	324,312	34,423
*	Gates Industrial Corp. plc	1,515,943	34,276
*	Resideo Technologies Inc.	974,019	32,834
	Powell Industries Inc.	59,898	32,410
	Granite Construction Inc.	264,868	31,752
*	Lyft Inc. Class A	2,284,329	30,382
*	MYR Group Inc.	103,352	29,178
	VSE Corp.	157,710	29,082
*	Casella Waste Systems Inc. Class A	357,767	28,385
	CSW Industrials Inc.	108,364	28,238
	Mueller Water Products Inc. Class A	1,005,971	27,654
*	AAR Corp.	251,827	27,565
*	Amentum Holdings Inc.	996,603	25,991
	Rush Enterprises Inc. Class A	391,879	25,907
	Franklin Electric Co. Inc.	277,905	25,615
*	SkyWest Inc.	270,691	24,858
	AZZ Inc.	194,532	24,342
*	Mercury Systems Inc.	330,758	24,116
	UniFirst Corp.	91,838	23,106
	Brady Corp. Class A	275,985	22,421
	Korn Ferry	330,094	20,779
*	Sunrun Inc.	1,509,271	20,466
*	OPENLANE Inc.	692,264	20,180
	Standex International Corp.	76,646	19,534
	Kadant Inc.	66,443	19,425

		Shares	Market Value ($000)
	Boise Cascade Co.	248,430	18,843
	Griffon Corp.	247,445	17,984
	Trinity Industries Inc.	524,842	16,889
	Kennametal Inc.	459,342	16,596
*	RXO Inc.	1,110,066	16,229
	ABM Industries Inc.	409,591	15,777
*	GEO Group Inc.	916,550	15,407
	WillScot Holdings Corp.	880,872	15,292
*	Verra Mobility Corp. Class A	1,068,849	15,274
	Hub Group Inc. Class A	417,575	15,049
	CSG Systems International Inc.	184,304	14,733
*	Hayward Holdings Inc.	1,058,216	14,159
	ArcBest Corp.	141,352	13,903
	Enerpac Tool Group Corp. Class A	368,205	13,428
*	DNOW Inc.	1,061,439	12,642
	ManpowerGroup Inc.	422,714	12,453
*	CoreCivic Inc.	632,771	11,966
	Werner Enterprises Inc.	403,102	11,855
	Alamo Group Inc.	71,597	11,811
	HNI Corp.	348,549	11,638
	Robert Half Inc.	449,669	11,422
	Pitney Bowes Inc.	1,026,368	11,341
	Greenbrier Cos. Inc.	214,811	11,310
*	DXP Enterprises Inc.	80,042	11,184
*	Enviri Corp.	549,849	10,788
	Albany International Corp. Class A	204,509	10,677
	Worthington Enterprises Inc.	199,913	10,423
	Interface Inc. Class A	377,005	9,395
*	JetBlue Airways Corp.	2,085,937	9,220
*	Proto Labs Inc.	155,606	8,873
	Lindsay Corp.	74,254	8,841
*	Healthcare Services Group Inc.	472,243	8,760
	Tennant Co.	126,911	8,427
*	Upwork Inc.	752,676	8,249
*	Gibraltar Industries Inc.	203,668	8,120
	Schneider National Inc. Class B	300,036	7,909
*	Allegiant Travel Co.	94,089	7,625
	Astec Industries Inc.	141,470	7,617
	Insperity Inc.	272,355	7,365
	MillerKnoll Inc.	485,474	7,020
*	Masterbrand Inc.	840,974	6,989
*	Vestis Corp.	809,024	6,359
	Quanex Building Products Corp.	350,322	6,295
	Deluxe Corp.	220,055	6,060
	Apogee Enterprises Inc.	154,830	5,193
	Marten Transport Ltd.	384,564	5,049
*	Liquidity Services Inc.	153,557	4,694
*	Sun Country Airlines Holdings Inc.	260,822	4,309
	Insteel Industries Inc.	124,635	4,189
	National Presto Industries Inc.	29,959	4,106
*	American Woodmark Corp.	100,937	4,020
*	Hertz Global Holdings Inc.	822,506	3,792
*	Legalzoom.com Inc.	555,789	3,151
	Heartland Express Inc.	250,579	2,606
*	Forward Air Corp.	154,531	2,582
*	Titan International Inc.	322,110	2,226
			1,705,743
Information Technology (12.5%)
*	FormFactor Inc.	526,276	51,043
*	Viavi Solutions Inc.	1,427,207	47,497
*	Sanmina Corp.	345,347	44,771
*	Semtech Corp.	561,810	43,198
*	DigitalOcean Holdings Inc.	483,666	41,489
*	Viasat Inc.	839,203	38,435
*	Qorvo Inc.	479,014	37,076
*	Plexus Corp.	169,407	34,312
*	Enphase Energy Inc.	855,401	32,343
	Ralliant Corp.	728,313	30,290
	Badger Meter Inc.	195,183	29,736

		Shares	Market Value ($000)
	Clear Secure Inc. Class A	606,651	29,368
*	ACI Worldwide Inc.	688,532	28,237
*	Mirion Technologies Inc. Class A	1,498,059	27,849
*	Itron Inc.	298,362	26,742
*	OSI Systems Inc.	97,932	26,002
*	Box Inc. Class A	933,226	22,061
	Kulicke & Soffa Industries Inc.	330,930	21,749
*	Diodes Inc.	309,016	21,093
*	Life360 Inc.	480,052	19,596
*	Ultra Clean Holdings Inc.	308,303	19,170
	Power Integrations Inc.	373,054	19,100
*	Calix Inc.	375,581	18,400
*	MARA Holdings Inc.	2,252,756	18,382
*	Axcelis Technologies Inc.	194,154	18,072
*	SolarEdge Technologies Inc.	337,801	17,245
	Adeia Inc.	710,677	17,078
*	Q2 Holdings Inc.	359,217	16,991
*	Impinj Inc.	165,102	16,956
	RingCentral Inc. Class A	447,005	16,624
*	Teradata Corp.	624,072	15,995
*	Cleanspark Inc.	1,852,114	15,761
*	Photronics Inc.	373,549	15,095
*	Knowles Corp.	573,530	14,728
	Vishay Intertechnology Inc.	800,455	14,408
*	SPS Commerce Inc.	257,583	14,340
*	Alarm.com Holdings Inc.	319,762	13,810
*	Extreme Networks Inc.	910,232	13,726
	Benchmark Electronics Inc.	237,736	13,327
*	Veeco Instruments Inc.	382,054	12,936
*	Insight Enterprises Inc.	192,333	12,888
*	Ichor Holdings Ltd.	267,831	12,484
	ePlus Inc.	165,358	12,443
*	BlackLine Inc.	333,428	12,337
*	ACM Research Inc. Class A	312,715	12,305
*	Digi International Inc.	250,836	12,090
*	Rogers Corp.	110,104	11,817
*	LiveRamp Holdings Inc.	429,298	11,385
*	Agilysys Inc.	149,813	10,658
	A10 Networks Inc.	456,820	10,562
*	DXC Technology Co.	809,197	10,172
	CTS Corp.	207,114	9,892
*	Arlo Technologies Inc.	666,914	9,490
*	NetScout Systems Inc.	298,330	9,484
*	Cohu Inc.	301,910	9,244
*	MaxLinear Inc. Class A	513,051	8,922
*	ASGN Inc.	218,256	8,449
*	Progress Software Corp.	295,627	7,583
*	Harmonic Inc.	793,299	7,124
*	PDF Solutions Inc.	194,213	6,353
*	Penguin Solutions Inc.	331,395	5,833
*	ScanSource Inc.	129,081	4,686
	Napco Security Technologies Inc.	116,600	4,593
	PC Connection Inc.	71,403	4,174
*	NCR Voyix Corp.	516,227	3,268
*	Sprinklr Inc. Class A	497,856	2,987
*	Grid Dynamics Holdings Inc.	276,073	1,574
*	Alpha & Omega Semiconductor Ltd.	41,047	910
*	N-able Inc.	137,164	641
			1,209,379
Materials (5.4%)
	Eastman Chemical Co.	783,601	59,804
	Celanese Corp.	751,531	49,428
	Element Solutions Inc.	1,425,504	48,667
	Sealed Air Corp.	960,054	40,370
	Balchem Corp.	211,028	35,765
	Warrior Met Coal Inc.	354,068	32,981
	Chemours Co.	1,255,099	27,650
	Sensient Technologies Corp.	278,033	24,033
	HB Fuller Co.	363,290	22,408

		Shares	Market Value ($000)
*	Century Aluminum Co.	351,684	20,640
	Hawkins Inc.	130,140	19,990
	Materion Corp.	131,144	18,970
*	Ingevity Corp.	235,996	16,810
	Minerals Technologies Inc.	213,260	15,124
	Innospec Inc.	166,911	12,188
	Kaiser Aluminum Corp.	97,286	11,724
	Sylvamo Corp.	230,748	9,747
	Quaker Chemical Corp.	77,856	9,672
*	Alpha Metallurgical Resources Inc.	42,874	8,801
	FMC Corp.	441,109	7,596
	Worthington Steel Inc.	210,309	6,383
	Stepan Co.	112,072	5,601
	Koppers Holdings Inc.	143,322	5,544
*	O-I Glass Inc.	508,843	5,348
*	Metallus Inc.	276,189	4,513
			519,757
Real Estate (6.3%)
	Terreno Realty Corp.	660,048	40,540
	Essential Properties Realty Trust Inc.	1,244,816	37,793
	Ryman Hospitality Properties Inc.	398,926	36,809
	Phillips Edison & Co. Inc.	841,838	31,502
	Macerich Co.	1,629,000	30,788
	Millrose Properties Inc.	976,176	27,333
	Tanger Inc.	790,287	26,854
	Outfront Media Inc.	906,363	24,019
*	Cushman & Wakefield Ltd.	1,569,053	19,237
	Medical Properties Trust Inc.	3,931,087	18,201
	SL Green Realty Corp.	476,365	17,597
	LXP Industrial Trust	379,213	17,542
	Urban Edge Properties	857,583	17,135
	Apple Hospitality REIT Inc.	1,469,432	16,913
	St. Joe Co.	268,170	16,841
	Curbline Properties Corp.	614,178	15,840
	Acadia Realty Trust	812,706	15,539
	Highwoods Properties Inc.	719,523	15,405
	Four Corners Property Trust Inc.	625,086	14,783
	Global Net Lease Inc.	1,420,350	13,294
	DiamondRock Hospitality Co.	1,335,812	12,517
	Sunstone Hotel Investors Inc.	1,307,201	11,778
	Veris Residential Inc.	593,082	11,191
	Douglas Emmett Inc.	1,149,214	10,826
	LTC Properties Inc.	289,165	10,745
	Pebblebrook Hotel Trust	816,022	10,306
	Xenia Hotels & Resorts Inc.	694,775	10,304
	Getty Realty Corp.	314,029	9,986
	JBG SMITH Properties	601,996	8,795
	Centerspace	115,866	6,656
	American Assets Trust Inc.	335,051	6,168
	Kennedy-Wilson Holdings Inc.	560,776	6,068
	Whitestone REIT	345,025	5,572
	Innovative Industrial Properties Inc.	97,012	4,866
	Easterly Government Properties Inc. Class A	220,645	4,728
	Marcus & Millichap Inc.	168,410	4,478
	NexPoint Residential Trust Inc.	168,444	4,211
	Safehold Inc.	308,851	4,179
	Universal Health Realty Income Trust	75,025	3,036
	Saul Centers Inc.	77,667	2,530
	eXp World Holdings Inc.	184,940	1,108
			604,013
Utilities (2.3%)
	Clearway Energy Inc. Class C	683,004	26,835
	MDU Resources Group Inc.	1,292,589	26,782
	Otter Tail Corp.	281,486	24,706
	California Water Service Group	447,840	20,305
	Avista Corp.	498,195	19,998
	Chesapeake Utilities Corp.	151,565	19,153
	American States Water Co.	247,989	18,753
	MGE Energy Inc.	237,478	18,355

			Shares	Market Value ($000)
*		Hawaiian Electric Industries Inc.	972,886	14,438
		Northwest Natural Holding Co.	210,613	11,209
		H2O America	170,225	9,987
		Unitil Corp.	122,902	6,420
		Clearway Energy Inc. Class A	96,986	3,799
		Middlesex Water Co.	60,713	3,160
				223,900
Total Common Stocks (Cost $6,464,232)				9,621,532
Rights (0.0%)
*,1		OmniAb Inc. 12.5 Earnout	60,640	—
*,1		OmniAb Inc. 15 Earnout	60,640	—
Total Rights (Cost $—)				—
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund (Cost $15,708)	3.687%	157,097	15,708
Total Investments (99.9%) (Cost $6,479,940)				9,637,240
Other Assets and Liabilities—Net (0.1%)				9,980
Net Assets (100%)				9,647,220
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	213	26,755	309

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,621,532	—	—	9,621,532
Rights	—	—	—	—
Temporary Cash Investments	15,708	—	—	15,708
Total	9,637,240	—	—	9,637,240

Derivative Financial Instruments
Assets
Futures Contracts[1]	309	—	—	309
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.